7. Derivative Liability: Schedule of Derivative Liabilities at Fair Value (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

A summary of the activity of the derivative liability is shown below:

Balance, April 30, 2016	140,196
New issuances	925,403
Debt discounts	78,500
Adjustment for conversion	(111,468
Mark to market adjustment at July 31, 2016	(671,885
Balance, July 31, 2016	360,746

A summary of the activity of the derivative liability is shown below:

Balance, April 30, 2014	47,706
Derivative loss due to new issuances	38,016
Debt discount	95,215
Adjustment for conversion	(216,139)
Mark to market adjustment at April 30, 2015	393,187
Balance, April 30, 2015	357,985
Adjustment for conversion	(127,465)
Mark to market adjustment at April 30, 2016	(90,324)
Balance, April 30, 2016	140,196